TAMARACK FUNDS TRUST
Tamarack Mid Cap Growth Fund
Tamarack Enterprise Fund
Tamarack Small Cap Core Fund
Tamarack Microcap Value Fund
Tamarack Quality Fixed Income Fund
Tamarack Tax-Free Income Fund
Access Capital Community Investment Fund

     Supplement dated March 23, 2009 to the Prospectus for the Tamarack Equity Funds dated (and supplemented) January 28, 2009 and the Statement of Additional Information (SAI) for the Tamarack Equity and Fixed Income Funds dated January 28, 2009 (as supplemented March 16, 2009)

This Supplement provides new and additional information beyond that included in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Shares of the Tamarack Large Cap Growth Fund and Tamarack Value Fund are no longer offered for sale within the Tamarack Funds, as those funds have been reorganized into separate mutual funds within the Hennessy Funds mutual fund group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TAM – EQ PR and EQ & FI SAI SUPP 3/23/2009